Pensions and Other Post-Employment and Long-term Benefit Plans - Schedule of Sensitivity Analysis of Defined Benefit Obligations and Obligations for Other Long-term Benefits (Parenthetical) (Detail)	Dec. 31, 2021
Actuarial assumption of discount rates [member] | Russia [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an increase in the actuarial assumptions rate	1.00%
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an decrease in the actuarial assumptions rate	1.00%
Actuarial assumption of discount rates [member] | Germany [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an increase in the actuarial assumptions rate	1.00%
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an decrease in the actuarial assumptions rate	1.00%
Actuarial assumption of discount rates [member] | Austria [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an increase in the actuarial assumptions rate	1.00%
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an decrease in the actuarial assumptions rate	1.00%
Actuarial assumption of expected rates of inflation [member] | Russia [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an increase in the actuarial assumptions rate	1.00%
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an decrease in the actuarial assumptions rate	1.00%
Actuarial assumption of expected rates of compensation increases [member] | Russia [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an increase in the actuarial assumptions rate	1.00%
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an decrease in the actuarial assumptions rate	1.00%
Actuarial assumption of turnover rates [member] | Russia [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an increase in the actuarial assumptions rate	3.00%
Sensitivity of defined benefit obligations as and obligations for other long-term benefits due to an decrease in the actuarial assumptions rate	3.00%